Impairment loss on marketable securities and investments in associated companies (restated) - Itaunas Drilling, Camburi Drilling, and Sahy Drilling - Impairment of investment in Joint Venture (Details)
$ in Millions
	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	[1]	Mar. 31, 2016 USD ($)	[1]	Jun. 30, 2016 USD ($) [1]	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) drillship	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Schedule of Equity Method Investments [Line Items]
Total impairment of investments | $	$ 882		$ 13		$ 13	$ 895	$ 895	$ 1,285	[1]	$ 0
Number of newbuilding contracts for drillships | drillship							4
Itaunas Drilling, Camburi Drilling, and Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Ownership percentage held by equity method investee (as percent)							70.00%
Ownership interest (as percent)							30.00%
Total impairment of investments | $							$ 13	$ 0		$ 0
Number of newbuilding contracts for drillships | drillship							1

[1]	Refer to Note 39 "Restatement of previously issued financial statements"